Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Major Class (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value	$ 160,982	$ 177,789
Interest rate contracts
Disclosure of financial assets [line items]
Liabilities	(1,138)	(366)
Foreign exchange contracts
Disclosure of financial assets [line items]
Liabilities	(1,203)	(1,018)
Other contracts
Disclosure of financial assets [line items]
Liabilities	(10)	(8)
Derivatives
Disclosure of financial assets [line items]
Liabilities	(2,351)	(1,392)
Interest rate contracts
Disclosure of financial assets [line items]
Fair value	704	942
Foreign exchange contracts
Disclosure of financial assets [line items]
Fair value	1,300	527
Other contracts
Disclosure of financial assets [line items]
Fair value	91	114
Derivatives
Disclosure of financial assets [line items]
Fair value	$ 2,095	$ 1,583